Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2019
BCE2010 [member]
Statement [LineItems]
Summary Details of Share Based Payments
Details of BCE2010

Date of grant (Board of Directors)	6/24/2011	6/24/2011	6/24/2011	6/24/2011	11/22/2011	11/22/2011	11/22/2011	11/22/2011
Vesting period (years)	0.5	1.5	2.5	3.5	1	2	3	4
Plan expiration date	11/22/2021	11/22/2021	11/22/2021	11/22/2021	11/22/2021	11/22/2021	11/22/2021	11/22/2021
Number of BCE2010 granted	6,000	6,000	6,000	6,000	2,510	2,510	2,510	2,509

Share entitlement per BCE2010 (1)	15	15	15	15	15	15	15	15
Exercise price (in €)	77	77	77	77	77	77	77	77
Valuation method used				Black-Scholes
Grant date share fair value (in €)	77	77	77	77	77	77	77	77
Expected volatility	40%	40%	40%	40%	40%	40%	40%	40%
Average life of BCE2010	5.5	6	6.5	7	5.4	5.9	6.4	6.9
Discount rate (2)	2.55%	2.68%	2.68%	2.87%	2.05%	2.42%	2.42%	2.66%
Expected dividends	0%	0%	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA	NA	NA
Fair value per BCE2010 (in €)	31.16	32.71	34.03	35.58	30.42	32.29	33.58	35.2

(1)
The number of shares takes into account an exercise parity adjusted by the division by 15 of the nominal value of the shares decided by the general meeting on December 9, 2011; each BCE2010 warrant now gives the right to subscribe to 15 new shares instead of 1 new share. For the same reason, the exercise price of each BCE2010 plan was adjusted as a result and is thus equal to 1/15th of the price initially determined by the general meeting that authorized each of the plans.

(2)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of BCE2010.

Summary Of Change in Number of Outstanding shares
Change in Number of BCE2010 Outstanding

	December 31
	2017	2018	2019
Number of BCE2010
Balance at beginning of period	12,339	11,005	7,166
Granted during the period	—	—	—
Forfeited during the period	—	—	—
Exercised during the period	1,334	3,839	—
Expired during the period	—	—	—
Balance at end of period	11,005	7,166	7,166

BSA [member]
Statement [LineItems]
Summary Details of Share Based Payments
Details of BSA

Date of grant (Board of Directors)	09/25/2012	09/25/2012	09/25/2012	09/25/2012	07/25/2013	06/03/2014
Vesting period (years)	1	2	3	4	—	—
Plan expiration date	09/25/2022	09/25/2022	09/25/2022	09/25/2022	07/25/2023	06/03/2024
Number of BSA granted	7,500	7,500	7,500	7,500	73,000	10,000
Share entitlement per BSA	1	1	1	1	1	1
Exercise price (in €)	8.59	8.59	8.59	8.59	8.1	18.79

Valuation method used			Black-Scholes
Grant date share fair value (in €)	8.4	8.4	8.4	8.4	8.15	19.01
Expected volatility	40%	40%	40%	40%	40%	40%
Average life of BSA	5.5	6.0	6.5	7.0	5.0	5.0
Discount rate(1)	1.21%	1.21%	1.53%	1.53%	1.16%	0.71%
Expected dividends	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA
Fair value per BSA (in €)	2.29	2.43	2.61	2.74	2.18	4.98

Date of grant (Board of Directors)	3/24/2015	11/19/2015	12/15/2015	6/21/2016
Vesting period (years)	—	—	—	—
Plan expiration date	3/24/2025	11/19/2025	12/15/2025	6/21/2026
Number of BSA granted	10,000	15,000	90,000 (1)	20,000
Share entitlement per BSA	1	1	1	1
Exercise price (in €)	43	66.06	64.14	52.97
Valuation method used		Black-Scholes
Grant date share fair value (in €)	43	66.06	42.61	61.25
Expected volatility	36%	51%	51%	47%
Average life of BSA	5	5	5	5
Discount rate (1)	0.68%	0.81%	-0.09%	-0.41%
Expected dividends	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA
Fair value per BSA (in €)	9.9	22.6	7.28	21.59

Date of grant (Board of Directors)	12/9/2016	6/15/2017	5/2/2018
Vesting period (years)	—	—	—
Plan expiration date	12/9/2026	6/15/2027	5/2/2028
Number of BSA granted	59,000	9,000	44,000
Share entitlement per BSA	1	1	1
Exercise price (in €)	69.75	59.05	37.24
Valuation method used		Black-Scholes
Grant date share fair value (in €)	63.18	73.32	32.74
Expected volatility	40%	39%	50%
Average life of BSA	5	5	5
Discount rate (1)	-0.04%	-0.12%	-0.15%
Expected dividends	0%	0%	0%
Performance conditions	NA	NA	NA
Fair value per BSA (in €)	12.94	24.02	9.02

(1)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of BSA.

Summary Of Change in Number of Outstanding shares
Change in Number of BSA Outstanding

	December 31,
	2017	2018	2019
Number of BSA
Balance at beginning of period	147,359	181,008	217,508
Granted during the period	68,000	44,000	—
Forfeited during the period	24,902	—	—
Exercised during the period	9,359	7,500	—
Expired during the period	—	—	—

Balance at end of period	181,008	217,508	217,508

Share Option [member]
Statement [LineItems]
Summary Details of Share Based Payments
Details of SO

Date of board of director meeting	9/18/2013	6/3/2014	6/23/2015	11/19/2015	12/15/2016	4/6/2016	4/6/2016
Date of grant	9/18/2013	6/3/2014	6/23/2015	11/19/2015	1/4/2016	4/21/2016	5/2/2016
Vesting period (years)	4	2	1-4	1-4	1-4	1-4	1-4
Plan expiration date	9/18/2023	6/3/2024	6/23/2025	11/19/2025	1/4/2026	4/21/2026	5/2/2026
Number of SO granted	518,000	75,000	120,000	195,000	75,000	33,000	22,000
Share entitlement per SO	1	1	1	1	1	1	1
Exercise price (in €)	7.57	19.01	48.9	66.06	65.68	62.82	59.04

Valuation method used	Black-Scholes
Grant date share fair value (in €)	7.9	19.01	48.9	66.06	65.68	62.82	58.62
Expected volatility	40%	40%	51%	51%	49.3%-49.8%	49.4%-50.7%	4.3%-50.6%
Average life of SO	7	6	7	7	5-7	5-7	5-7
Discount rate (1)	1.72%	0.89%	0.89%	0.81%	0.39%	0.04%	0.10%
Expected dividends	0%	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA	NA
Fair value per SO (in €)	3.57	7.46	25.28	34.05	29.5-32.6	28.3-30.9	26.4-28.8

(1)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of SO.

Date of board of director meeting	6/21/2016	6/21/2016	6/21/2016	6/21/2016	6/21/2016	12/9/2016	6/21/2016
Date of grant	6/21/2016	8/1/2016	9/15/2016	10/17/2016	11/15/2016	12/9/2016	12/15/2016
Vesting period (years)	1-4	1-4	1-4	1-4	1-4	1-4	1-4
Plan expiration date	6/21/2026	8/1/2026	9/15/2026	10/17/2026	11/15/2026	12/9/2026	12/15/2026
Number of SO granted	110,000	10,000	9,300	16,500	8,300	74,960	1,100
Share entitlement per SO	1	1	1	1	1	1	1
Exercise price (in €)	53.96	62.24	62.8	64.39	68.33	69.75	69.35

Valuation method used	Black-Scholes
Grant date share fair value (in €)	52.97	62.24	62.8	64.39	68.33	69.75	69.35
Expected volatility	49.1%- 50.30%	48.8%- 49.80%	48.6%- 49.40%	48.0%- 48.90%	47.8%- 48.80%	47.7%- 48.50%	40.44%
Average life of SO	5-7	5-7	5-7	5-7	5-7	5-7	5-7
Discount rate (1)	-0.01%	-0.25%	-0.18%	-0.32%-0.15%	-0.11%+0.16%	-0.2%+0.18%	-0.18%+0.17%
Expected dividends	0%	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA	NA
Fair value per SO (in €)	23.4-25.5	27.3-29.9	27.4-30.1	27.6-30.6	29.4-32.7	29.7-33.4	25.23-28.67

(1)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of SO.

Date of board of director meeting	6/21/2016	6/21/2016	6/21/2016	6/21/2016	6/15/2017	6/15/2017	6/15/2017
Date of grant	1/16/2017	3/15/2017	4/18/2017	6/15/2017	7/17/2017	9/15/2017	12/15/2017
Vesting period (years)	1-4	1-4	1-4	1-4	1-4	1-4	1-4
Plan expiration date	1/16/2027	3/15/2027	4/18/2027	6/15/2027	7/17/2027	9/15/2027	12/15/2027
Number of SO granted	19,100	7,200	16,500	126,000	30,900	52,600	8,300
Share entitlement per SO	1	1	1	1	1	1	1
Exercise price (in €)	66.11	66.25	60.77	59.05	71.61	74.22	38.18

Valuation method used	Black-Scholes
Grant date share fair value (in €)	66.11	65.42	59.73	59.05	71.61	71.8	36.43
Expected volatility	40.21%	39.82%	39.63%	39.23%	38.84%	38.57%	43.13%
Average life of SO	5-7	5-7	5-7	5-7	5-7	5-7	5-7
Discount rate (1)	-0.17%+0.19%	+0.21%+0.61%	+0.02%+0.39%	-0.21%+0.07%	+0.01%+0.34%	-0.14%+0.19%	-0.23%+0.07%
Expected dividends	0%	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA	NA
Fair value per SO (in €)	23.9-27.2	23.6-27.1	21.2-24.2	20.8-23.6	25.3-28.2	24.3-27.8	13.5-15.4

(1)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of SO.

Date of board of director meeting	6/15/2017	11/17/2017	6/15/2017	6/15/2017	6/15/2017	6/15/2017
Date of grant	6/15/2017	12/5/2017	1/15/2018	4/16/2018	5/15/2018	6/15/2018
Vesting period (years)	1-4	1-4	1-4	1-4	1-4	1-4
Plan expiration date	6/15/2027	12/5/2027	1/15/2028	4/16/2028	5/15/2028	6/15/2028
Number of SO granted	111,600	625,200	15,500	16,500	16,500	23,600
Share entitlement per SO	1	1	1	1	1	1
Exercise price (in €)	60.54	39	43.6	38.64	40.84	38.92

Valuation method used	Black-Scholes
Grant date share fair value (in €)	59.05	35.73	43.6	38.64	40.84	35.48
Expected volatility	39.23%	43.23%	45.57%	46.37%	46.15%	45.95%
Average life of SO	5-7	5-7	5-7	5-7	5-7	5-7
Discount rate (1)	-0.21%+0.07%	- 0.23%+0.07%	0.32%	0.35%	0.41%	0.23%
Expected dividends	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA
Fair value per SO (in €)	20.4-23.22	12.9-14.7	18.09-20.16	16.29-18.16	17.19-19.16	13.81-15.58

(1)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of SO.

Date of board of director meeting	6/22/2018	6/22/2018	6/22/2018	6/22/2018	6/22/2018	6/22/2018	6/22/2018
Date of grant	6/22/2018	7/16/2018	8/15/2018	9/17/2018	10/15/2018	11/15/2018	12/17/2018
Vesting period (years)	1-4	1-4	1-4	1-4	1-4	1-4	1-4
Plan expiration date	6/22/2028	7/16/2028	8/15/2028	9/17/2028	10/15/2028	11/15/2028	12/17/2028
Number of SO granted	50,000	28,800	33,500	80,900	76,700	26,000	7,200
Share entitlement per SO	1	1	1	1	1	1	1
Exercise price (in €)	37.22	33.81	32.9	40.94	37.28	32.57	26.76

Valuation method used	Black-Scholes
Grant date share fair value (in €)	34.32	32.16	32.9	40.94	31.74	28.66	26.76
Expected volatility	45.85%	46.51%	46.67%	46.92%	47.12%	47.44%	47.90%
Average life of SO	5-7	5-7	5-7	5-7	5-7	5-7	5-7
Discount rate (1)	0.19%	0.14%	0.17%	0.27%	0.37%	0.29%	0.26%
Expected dividends	0%	0%	0%	0%	0%	0%	0%
Performance conditions	Yes (2)	Yes (2)	Yes (2)	Yes (2)	Yes (2)	Yes (2)	Yes (2)
Fair value per SO (in €)	13.42-15.11	13.02-14.59	13.85-15.43	17.39-19.37	12.12-13.78	11.18-12.66	11.57-12.88

(1)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of SO
(2)	Performance conditions: Viaskin TM Peanut’s marketing authorization by the US Food and Drug Administration (U.S. FDA)

Date of board of director meeting	9/6/2018	11/29/2018	12/12/2018	6/22/2018	6/22/2018	6/22/2018	5/24/2019
Date of grant	9/6/2018	7/16/2018	12/12/2018	1/15/2019	3/20/2019	5/15/2019	5/24/2019
Vesting period (years)	1-4	1-4	1-4	1-4	1-4	1-4	1-4
Plan expiration date	9/6/2028	11/29/2028	12/12/2028	1/15/2029	3/20/2029	5/15/2029	5/24/2029
Number of SO granted	65,000	350,000	34,000	9,500	547,100	7,200	150,000
Share entitlement per SO	1	1	1	1	1	1	1
Exercise price (in €)	36.96	30.02	27.96	14.10	14.25	16.82	16.37

Valuation method used	Black - Scholes
Grant date share fair value (in €)	36.96	27.44	27.96	14.10	14.25	16.82	16.37
Expected volatility	46.85%	47.51%	47.87%	69.50%	70.40%	70.81%	70.85%
Average life of SO	5-7	5-7	5-7	5-7	5-7	5-7	5-7
Discount rate (1)	0.21%	0.27%	0.27%	0.19%	0.02%	-0.08%	-0.08%
Expected dividends	0%	0%	0%	0%	0%	0%	0%
Performance conditions	Yes (2)	Yes (2)	Yes (2)	Yes (2)	Yes (2)	Yes (2)	Yes (2)
Fair value per SO (in €)	15.65-17.43	11.08-12.47	12.09-13.46	8.19-8.89	8.52-9.23	10.1-10.99	9.7-10.59

(1)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of SO
(2)	Performance conditions: Viaskin TM Peanut’s marketing authorization by the US Food and Drug Administration (U.S. FDA)

Date of board of director meeting	5/24/2019	5/24/2019	5/24/2019	5/24/2019	5/24/2019	5/24/2019
Date of grant	6/17/2019	7/1/2019	7/22/2019	9/16/2019	10/16/2019	12/16/2019
Ve s ting period (years)	1-4	1-4	1-4	1-4	1-4	1-4
Plan expiration date	6/17/2029	7/1/2029	7/22/2029	9/16/2029	10/16/2029	12/16/2029
Number of SO granted	7,200	403,400	75,000	34,000	3,500	53,100
Share entitlement per SO	1	1	1	1	1	1
Exercise price (in €)	14.55	15.43	17.90	18.00	14.40	15.80

Valuation method used			Black-Scholes
Grant date share fair value (in €)	14.55	15.43	17.90	18.00	14.40	15.80
Expected volatility	70.96%	71.03%	71.51%	71.93%	72.41%	71.98%
Average life of SO	5-7	5-7	5-7	5-7	5-7	5-7
Discount rate (1)	-0.22%	-0.31%	-0.36%	-0.41%	-0.38%	-0.26%
Expected dividends	0%	0%	0%	0%	0%	0%
Performance conditions	Yes (2)	Yes (2)	Yes (2)	Yes (2)	Yes (2)	Yes (2)
Fair value per SO (in €)	8.35-9.2	8.97-11.02	10.71-11.72	10.79-11.83	8.51-9.37	9.51-10.42

(1)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of SO
(2)	Performance conditions: Viaskin ™ Peanut’s marketing authorization by the US Food and Drug Administration (U.S. FDA)

Disclosure of Change in Number of Share Options Outstanding
Change in Number of SO Outstanding

	December 31
	2017	2018	2019
Number of SO
Balance at beginning of period	1,160,060	2,133,100	2,461,570
Granted during the period	998,500	824,200	1,290,000
Forfeited during the period	24,260	227,730	749,525
Exercised during the period	1,200	268,000	—
Expired during the period	—	—	—
Balance at end of period	2,133,100	2,461,570	3,002,045

Free Share [member]
Statement [LineItems]
Summary Details of Share Based Payments
Details of Free Shares

Board of directors Grant date	3/14/2017		4/20/2017		6/22/2018		9/6/2018		11/1/2018		12/12/2018		12/17/2018 12/12/2018
Vesting period (years)	2		2		1		1		1		1		1
Lockup period	N/A	(1)	N/A	1)	2	(2)	2	(2)	2	(2)	2	(2)	2	(2)
Number of free shares granted	22,500		24,000		486,153		450		57,000		16,250		3,000
Share entitlement per free share	1		1		1		1		1		1		1
Grant date share fair value (in €)	68.07		61.2		34.32		36.96		33.33		27.96		26.76
Expected dividends	0%		0%		0%		0%		0%		0%		0%
Performance conditions	Yes	(3)	Yes	(3)	Yes	(4)	Yes	(4)	Yes	(4)	Yes	(4)	Yes	(4)
Expected turnover during the vesting period	0%		0%		0%		0%		5%		5%		5%

(1)	Those free plans are not subject to a lock-up period.
(2)	Those free plans are subject to a lock-up period of two years after acquisition date.
(3)	The acquisition of free shares is contingent for key and new employees upon the achievement of the two performance criteria below:

•
Half of the Shares allocated will not be acquired until the later of the following two dates: (i) the end of the two (2)-year acquisition period which runs from grant date
 and (ii) submission of the application for market authorization from the FDA for Viaskin
TM
Peanut.

•
Half of the Shares allocated will not be acquired until the later of the following two dates: (i) the end of the two (2)-year acquisition period which runs from grant date
 and (ii) the first date of sale of Viaskin
TM
Peanut in the United States.

(4)	The definitive allocation of the free shares will only occur at the later of the following two dates, subject to the presence requirement:

•	expiry of the current acquisition period as from their initial allocation; and

•	approval of Viaskin TM Peanut by the US Food and Drug Administration (U.S. FDA) (performance condition) .

Board of directors Grant date	5/10/2019		7/31/2019	10/11/2019	12/20/2019

Vesting period (years)	1	(1)	2	2	2
Lockup period	2		N/A	N/A	N/A
Number of free shares granted	100,000		23,750	40,000	23,600
Share entitlement per free share	1		1	1	1
Grant date share fair value (in €)	16.10		17.63	12.43	17.23
Expected dividends	0%		0%	0%	0%
Performance conditions	Yes	(2)	Yes (2)	No (3)	No (3)
Expected turnover during the vesting period	5%		5%	5%	5%

(1)	Those free plans are subject to a lock-up period of two years after acquisition date.
(2)	The definitive allocation of the free shares will only occur at the later of the following two dates, subject to the presence requirement:

•	expiry of the current acquisition period as from their initial allocation; and

•	approval of Viaskin ™ Peanut by the US Food and Drug Administration (U.S. FDA) (performance condition).

(3)	The definitive allocation of the free shares will only occur at expiry of the current acquisition period as from their initial allocation, subject to the presence requirement.

Performance conditions other than market conditions, which are taken into account by adjusting the number of equity instruments included in the measurement of the transaction amount but are not taken into account when estimating the fair value of the shares.
In December 2018, following the decision to voluntarily withdraw its application for BLA for Viaskin
TM
Peanut for the treatment of peanut allergy in children 4 to 11 years of age, the expected dates of achievement of the performance conditions such as Viaskin
TM
Peanut’s marketing authorization by the FDA and the first date of sale of Viaskin
TM
Peanut in the United States have been reviewed by the company. The spread of the IFRS 2 expense over the acquisition has been modified accordingly.
A turnover rate is applied for each instrument according to its respective characteristics and composition.

Summary of Change in Number of Outstanding shares
Change in Number of Free Shares Outstanding

	December 31 ,
	2017	2018	2019
Number of free shares
Balance at beginning of period	1,036,850	822,856	572,228
Granted during the period	46,500	562,853	187,350
Forfeited during the period	18,650	36,525	99,850
Exercised during the period	241,844	776,956	18,000
Expired during the period	—	—	—
Balance at end of period	822,856	572,228	641,728

BSA2010 [member]
Statement [LineItems]
Summary Details of Share Based Payments
Details of BSA2010

Date of grant (Board of Directors)	6/24/2011	6/24/2011	6/24/2011	6/24/2011
Vesting period (years)	0.5	1.5	2.5	3.5
Plan expiration date	11/22/2021	11/22/2021	11/22/2021	11/22/2021
Number of BSA2010 granted	2,000	2,000	2,000	2,000
Share entitlement per BSA2010 (1)	15	15	15	15
Exercise price (in €)	77	77	77	77

Valuation method used	Black - Scholes
Grant date share fair value (in €)	77	77	77	77
Expected volatility	40%	40%	40%	40%
Average life of BSA2010	5.5	6	6.5	7
Discount rate (2)	2.55%	2.68%	2.68%	2.87%
Expected dividends	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA
Fair value per BSA2010 (in €)	31.15	32.7	34.02	35.57

(1)
The number of shares takes into account an exercise parity adjusted by the division by 15 of the nominal value of the shares decided by the general meeting on December 9, 2011; each BSA2010 warrant now gives the right to subscribe to 15 new shares instead of 1 new share. For the same reason, the exercise price of each BSA2010 plan was adjusted as a result and is thus equal to 1/15th of the price initially determined by the general meeting that authorized each of the plans.

(2)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of BSA2010.

Summary Of Change in Number of Outstanding shares
Change in Number of BSA2010 Outstanding

	December 31
	2017	2018	2019
Number of BSA2010
Balance at beginning of period	610	500	500
Granted during the period	—	—	0
Forfeited during the period	—	—	0
Exercised during the period	110	—	0
Expired during the period	—	—	—

Balance at end of period	500	500	500